Basis of Presentation and General Information-Disposal of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Disposal Of Subsidiary [Table Text Block]

Cash and restricted cash	3,531
Vessels and other assets	49,444
Long-term debt and other liabilities, net of BET's obligation towards the Company	(58,188)
Effect on equity from disposal of subsidiary	(5,213)

Basis of Presentation and General Information-Disposal of Subsidiaries Under Dvb Facility (Tables)
Cash and restricted cash	1,902
Vessels and other assets	22,780
Long-term debt and other liabilities, net of obligations towards the Company	(30,382)
Net liabilities	(5,700)

Basis of Presentation and General Information-Disposal of Subsidiaries Under Uob Facility (Tables)
Cash and restricted cash	103
Vessels and other assets	18,514
Long-term debt and other liabilities, net of obligations towards the Company	(39,957)
Net liabilities	(21,340)